TODAY'S NAV

                                   FUND VALUE


                        AUTOMATIC E-MAIL NOTIFICATION OF
                          FUND NEWS & WEB SITE UPDATES

                         A FOOLISHLY MANAGED MUTUAL FUND
                      (FOOL ON THE HILL) FEBRUARY 24, 2000

                              SPECIAL ANNOUNCEMENT!


                                 CLOSING VALUES
                                 MARCH 28, 2000

         SYMBOL                     PRICE       $ CHANGE      % CHANGE            TOTAL NET ASSETS         % YTD RETURN

MILLENNIUM - IPSMX            $      83.53       +$2.42         -2.81%               $467.1 Million          + 23.28%

NEW FRONTIER - IPSFX          $      48.57       +$1.89         -3.74%               $ 24.2 Million          + 21.43%

DOW                              10,936.11       -89.74         -0.81%                    N/A                - 4.88%

NASDAQ                            4,834.00      -124.56         -2.51%                    N/A                 +18.79%

S&P 500                           1,507.73       -16.13         -1.06%                    N/A                + 2.62%



                   Millennium 1 yr., 5 yr., & since inception returns as most recent calendar quarter
                    New Frontier 1 yr., & since inception returns as of most recent calendar quarter



                           IPS MILLENNIUM FUND IS NOW

                           A MORNINGSTAR ***** FUND: 3 YEARS
                           A MORNINGSTAR ***** FUND: 5 YEARS
                         BASED ON 2,810 DOMESTIC EQUITY

The Fund received 5 stars among 407 and 277 Domestic Equity Funds for the 3-year and 5-year periods ended 2/29/00. Morningstar proprietary ratings reflect risk-adjusted performance through 2/29/00. The top 10% of the funds in an investment category receive 5 stars. Subject to change every month, a fund's rating is based on its 3-year, 5-year and (where available) 10-year average annual total returns (with fee adjustments) in excess of 90-day Treasury bill returns, and a risk factor that reflects fund performance below 90-day Treasury bill returns.

Note: Above total returns include dividend & capital gains distributions not shown here. The performance data given above represent past performance, which is no guarantee of future results. The investment return and principal value will fluctuate, so that the value of your shares, when redeemed, may be worth more or less than their original cost. This fluctuation in value is illustrated on a quarterly basis in the bar graph at the top of this page. Income & capital gains distributions are also included in the PROSPECTUS, or call 800.249.6927 for the most recent annual or semi-annual report, or view it in Adobe format on the INDEX page.


                          BACK TO MILLENNIUM INDEX PAGE
                         BACK TO NEW FRONTIER INDEX PAGE


                                          IPS Millennium Fund Information


========================================================================================================
      Fund Statistics
      02/29/00                                    Other Information
      -----------------                           -----------------
      Ticker Symbol             IPSMX             Minimum Initial          $1,000 / $100 per
                                                  Purchase                 month

      Number of Stocks           88               Minimum Subsequent
                                                  Purchase                 $100

      Risk (Morningstar)        Average           CUSIP Number             449837103

      Load                      No-Load           Inception Date           January 3, 1995

      12b-1 Fee                 None              Objective                Growth & Income

      Total Assets             $341.4 Million     Characterization         Multi-cap Blend

      Expense Ratio              1.17%             Management Team         Loest / D'Amico

      Turnover Ratio            51.74%            Investment Advisor       IPS Advisory, Inc.

      1 yr. Return to
        2-29-00                + 152.9

      1 yr. S&P Return to
        2-29-00                +   5.3%
      5 yr. Return to
        02-29-00               +   47.6%          Custodian                Provident Bank, N.A.

      5 yr. S&P Return to
        02-29-00               +   24.1%

      Life of Fund to
        2-29-00                +   46.0%

      Life of Fund S&P Rtn
        to 2-29-99             +   24.8%
      Fund Beta (Wilshire
             4500                1.08             Telephone                800.249.6927 /
                                                                           865.524.1676

      Beta Correlation           0.73             Address                  1225 Weisgarber Rd,
                                                                           Ste S-380, Knoxville,
                                                                           TN   37909
      Fund Alpha (Wilshire
        4500)                   26.6%            Outside Auditor          McCurdy & Associates CPAs, Inc.


=========================================================================================================


The Fund is a NO-LOAD, no-12b-1, diversified Growth & Income Fund managed by IPS
 Advisory, Inc., Knoxville, TN. STOCK MUTUAL FUNDS ARE VOLATILE, AND INVESTORS CAN LOSE MONEY IN THEM, ESPECIALLY OVER SHORTER PERIODS OF TIME (I.E., LESS THAN
  FIVE YEARS), SO PLEASE READ OUR DISCLOSURE BELOW, AND THE PROSPECTUS, BEFORE INVESTING. See the Fund Addresses page for more about the Fund's fiduciary &
                           contractual relationships.

                                   ----------

                            Important! Please Read.

     Past performance is no guarantee of future results. For more complete information about the IPS Millennium Fund, including performance and expenses, please write, E-mail, or call us at 800.249.6927 to obtain a printed copy of the Prospectus and other information. Before you send money or invest, please read the Prospectus carefully. Investment return and principal value will fluctuate so that, when redeemed, your shares may be worth more or less than their original cost.

                                   ----------

Copyright 1997-2000, IPS Advisory, Inc., Fund Advisor. All rights reserved.

IPS MILLENNIUM FUND

CUSIP             449837103
TICKER            IPSMX
INCEPTION         Jan. 3, 1995
MINIMUM           $1,000 / $100 additions
MANAGERS          Loest / D'Amico since inception
PHONE             800.232.9142 / 865.524.1676
WEBSITE           www.ipsfunds.com
E-MAIL            info@ipsfunds.com
AVAILABLE         Schwab, Fidelity, Jack White, Waterhouse, First DataLynx

INVESTMENT OBJECTIVE

IPS MILLENNIUM FUND seeks long-term capital gains from investment in rapidly-growing U.S. corporations. A secondary objective is the reduction of volatility by using high dividend sectors such as utilities. Industry selection is based on a top down methodology using a BIOLOGICAL / ECOLOGICAL model of the economy. Individual stock selection is based on EVA(TM) analysis, combined with other criteria derived from COMPLEX ADAPTIVE SYSTEMS theory.

TOP TEN HOLDINGS 02/29/00

1.       JDS Uniphase               4.6%
2.       Sandisk                    4.2%
3.       Vitria Technology          3.3%
4.       Calpine                    2.7%
5.       Duke Energy                2.4%
6.       Broadvision                2.2%
7.       Silknet Software           2.0%
8.       Cisco Systems              1.9%
9.       Yahoo                      1.9%
10.      Verisign                   1.8%


SECTOR WEIGHTINGS 02/29/00

ISPs                                (1.00%)
Software                            (24.35%)
Services                            (4.50%)
ECommerce                           (4.50%)
Utilities                           (17.50%)
Telecommunications                  (15.75%)
Computer Networking                 (15.40%)
Financial                           (0.20%)
Cash                                (9.60%)
Semi-Conductors                     (6.00%)
Cable                               (0.00%)

PORTFOLIO STATISTICS 02/29/00

Wtd. Avg. Market Cap                $34.8 Billion
Median Market Cap                   $9.1 Billion
Number of Companies                 88
Turnover Ratio                      51.74%
Beta                                1.08
Beta Correlation                    0.73
Max. Expense Ratio                  1.17% maximum
Total Assets                        $341.4 Million
Load                                No-Load
12b-1 Fee                           None
1-Yr. Cmpd Rtn (S&P)                152.9% (5.3%)
5-Yr. Compound Return  (S&P)        47.6% (24.1%)
Life of Fund (S&P)                  46.0% (24.8%)
Min. Initial Purchase               $1,000 / $100/mo.
Characterization                    Multi-cap Blend


                              PERFORMANCE 02/29/00

                     95          96          97          98           99       2000
                   -----       -----       -----       -----       ------     -----
Fund               24.80%      24.40%      21.40%      40.30%      117.54%    22.58%
Value Line         28.70%      21.80%      21.10%       5.82%       10.56%   -3.93%
S&P 500            37.50%      23.10%      33.20%      31.33%       19.53%   -7.00%



This report is not an offer to sell IPS Millennium Fund. To order a prospectus call 800,249,6927 or visit www.ipsfunds.com. Shares are sold only through the currently effective prospectus, which must precede or accompany this report. Please read the prospectus carefully before you invest or send money. Total return figures include reinvestment of all dividends and capital gains. Investment returns will fluctuate and when redeemed, shares may be worth more or less than their original investment. Past performance does not guarantee future results. All performances results are net of fees.

                 The Advisor to the Fund is IPS ADVISORY, INC.,
                        SEC Registered Investment Advisor
             1225 Weisgarber Road, Suite S-380, Knoxville, TN 37909

                         Millennium Fund Annual Returns




      IPS Millennium Fund Performance Statistics


      Home | FAQ | Prospectus | Applications | State Registrations | Addresses | Philosophy



                    Relative Volatility of Quarterly Returns
                             as of December 31, 1999

      The volatility of a mutual fund relative to some broad market index is often used as a gauge of its risk. As you can see from the bar graph below, the IPS Millennium Fund's level of risk, using relative volatility, is greater than that of the broader stock market, principally due to its large component of technology companies. You should understand this aspect of the Fund before you invest.


[Graphic appears here and is describe below]

-----------------------------------------------------------
|                                                          |
|      Quarter Returns:  IPS Millennium Fund               |
|       vs. Value Line Arithmetic Composite                |
|                                                          |
|                            IPS               Value Line  |
|Quarter ending        Millennium Fund           Returns   |
|                                                          |
|      6/95                  6.27%               8.53%     |
|     12/95                  2.36%               2.04%     |
|      6/96                  9.51%               4.54%     |
|     12/96                  5.34%               7.08%     |
|      6/97                 17.81%              14.68%     |
|     12/97                 -0.53%              -0.69%     |
|      6/98                  3.81%              -1.23%     |
|     12/98                 23.35%              19.80%     |
|      6/99                 11.38%              17.24%     |
      12/99                 52.79%               6.09%     |
-----------------------------------------------------------


      The Value Line Arithmetic Composite Index (VLACI) is an equally weighted index, as opposed to the capitalization weighted S&P 500 Composite, and covers nearly 1,700 companies. IPS Advisory uses the VLACI because we feel it is more representative of the companies in the Fund's portfolio, their more equal weightings, and the broader stock market in general.

================================================================================

                      Performance History (updated monthly)
                             as of February 29, 2000


[Graphic appears here and is represented below]

                     95          96          97          98           99       2000
                   ------      ------      -----       ------      ------    ------
Fund               24.80%      24.40%      21.40%      40.30%      117.54%    22.58%
Value Line         28.70%      21.80%      21.10%       5.82%       10.56%   -3.93%
S&P 500            37.50%      23.10%      33.20%      31.33%       19.53%   -7.00%


      Annual returns for the IPS Millennium Fund versus the S&P 500 and the Value Line Arithmetic Composites.


                     95          96          97          98           99       2000
                   ------      ------      -----       ------      ------    ------
Fund               24.80%      24.40%      21.40%      40.30%      117.54%    22.58%
Value Line         28.70%      21.80%      21.10%       5.82%       10.56%   -3.93%
S&P 500            37.50%      23.10%      33.20%      31.33%       19.53%   -7.00%


IPS Millennium Fund
Annual Returns
================================================================================

                               Performance History
                                February 29, 2000


            Period (Ticker IPSMX)         Beginning       Ending      % Total           Income        Capital            S&P
                                            NAV            NAV          Return          Distrib.       Gains             500
                                                                                                       Distrib.        Return
------------------------------------------------------------------------------------------------------------------------------

Jan. 3, 1995 - Dec. 31, 1995           $   12.00       $   14.76         24.80%       $   0.124      $  0.0801          37.5%
Jan. 1, 1996 - Dec. 31, 1996           $   14.76       $   18.28         24.43%       $   0.0231     $  0.07            22.14%
Jan. 1, 1997 - Dec. 31, 1997           $   18.28       $   22.20         21.44%       $   0.00       $  0.00            31.90%
Jan. 1, 1998 - Dec. 31, 1998           $   22.20       $   31.12         40.30%       $   0.027      $  0.00            27.08%
Jan. 1, 1999 - Dec. 31, 1999           $   31.12       $   67.70        117.5%        $   0.00       $  0.383           19.78%
Jan. 1, 2000 - Feb. 29, 2000           $   67.70       $   82.99         22.58%       $   0.00       $  0.00            -7.00%
Feb. 29, 1999 - Feb. 29, 2000          $   32.83       $   82.99        152.79%       $   0.00       $  0.00            11.50%

Annualized Total Return:  3 Years to
      December 31, 1999                $   18.86       $   67.70         54.93%           N/A            N/A            27.46%

Annualized Total Return:  Inception to
      December 31, 1999                $   12.00       $   67.70         41.94%           N/A            N/A            26.15%

Annualized Total Return:  5 Years to
      February 29, 2000                $   14.98       $   82.99         47.64%           N/A            N/A            24.11%

Annualized Total Return:  Inception to
      February 29, 2000                $   12.00       $   82.99         46.01%           N/A            N/A            24.79%

Note: Above total returns include dividend & capital gains distributions not shown here. The performance data given above represent past performance, which is no guarantee of future results. The investment return and principal value will fluctuate, so that the value of your shares, when redeemed, may be worth more or less than their original cost. This fluctuation in value is illustrated on a quarterly basis in the bar graph at the top of this page. Income & capital gains distributions are also included in the Prospectus, or call 800.249.6927 for the most recent annual or semi-annual report, or view it in Adobe format on the index page.

IPS MILLENNIUM FUND IS A DIVERSIFIED, OPEN-END MANAGEMENT COMPANY REGISTERED WITH THE SEC. THE ADVISER, UNDERWRITER AND DISTRIBUTOR OF THE FUND IS IPS ADVISORY, INC., AN SEC REGISTERED INVESTMENT ADVISOR.



Copyright 1998-2000, IPS Advisory, Inc., Fund Advisor. All rights reserved.

New Frontier Fund Annual Returns


      IPS New Frontier Fund Performance Statistics


      Home | Prospectus | Applications | State Registrations | Addresses | Philosophy



                    Relative Volatility of Quarterly Returns
                             as of December 31, 1999

      The volatility of a mutual fund relative to some broad market index is often used as a gauge of its risk. As you can see from the bar graph below, the IPS New Frontier Fund's level of risk, using relative volatility, has been less than that of the broader stock market, principally due to its large cash component, and the fact that the fund buys chiefly companies whose stock price has fallen dramatically. Nevertheless, the Fund is a "Non-diversified" fund, holding less than 20 companies, so day-to-day and week-to-week (not longer term) volatility is more likely to be determined by the behavior of individual stocks in which it holds a large position, rather than the broader market indexes. You should understand this aspect of the Fund before you invest.


                 [Graphic is omitted, but is represented below]

      ----------------------------------------------------------
     |                                                          |
     |      Quarter Returns:  IPS New FrontierFund              |
     |       vs. Value Line Arithmetic Composite                |
     |                                                          |
     |                            IPS              Value Line   |
     | Quarter ending         New Frontier         Arithmetic   |
     |                            Fund              Composite   |
     |                                                          |
     |     09/98                 -1.92%              -16.23%    |
     |     12/98                 20.67%               19.80%    |
     |     03/99                 19.11%               -3.46%    |
     |     06/99                  9.59%               17.24%    |
     |     09/99                 11.08%               -8.36%    |
     [     12/99                 94.55%                6.09     |
     ----------------------------------------------------------


      The Value Line Arithmetic Composite Index (VLACI) is an equally weighted index, as opposed to the capitalization weighted S&P 500 Composite, and covers nearly 1,700 companies. IPS Advisory uses the VLACI because we feel it is more representative of the companies in the Fund's portfolio, their more equal weightings, and the broader stock market in general, than is the S&P 500.

================================================================================

                      Performance History (updated monthly)
                             as of February 29, 2000


[Graphic appears here and is represented below]


                         98            99           2000
                        ------       ------        ------
Fund                    18.36%       182.09%       17.13%
Value Line               1.01%        10.56%       -3.93%
S&P 500                  8.85%        19.53%       -7.00%



      Since inception returns for the IPS New Frontier Fund versus the S&P 500 and the Value Line Arithmetic Composites.

                          98            99           2000
                        ------       ------        ------
IPS New Frontier        18.36%       182.09%       17.13%
Value Line               1.01%        10.56%       -3.93%
S&P 500                  8.85%        19.53%       -7.00%


================================================================================

                       Performance History updated monthly
                             as of February 29, 2000

            Period                   Beginning   Ending   % Total   Income     Capital             S&P
                                        NAV       NAV     Return    Distrib.    Gains              500
                                                                               Distrib.          Return
--------------------------------------------------------------------------------------------------------

      Aug. 3, 1998 - Dec. 31, 1998    $12.00     $14.18    18.36%   $0.023      $0.00           10.29%
      Jan. 1, 1999 - Dec. 31, 1999    $14.18     $40.00   182.1%    $0.00       $0.742          20.97%
      Jan. 1, 2000 - Feb. 29, 2000    $40.00     $46.85    17.13%   $0.00       $0.00           -7.00%
      Feb. 29, 1999 - Feb. 29, 2000   $15.49     $46.85   202.45%   $0.00       $0.00           11.58%


     Note:   Above total returns include dividend & capital gains
     distributions (shown above). The performance data given above represent past performance, which is no guarantee of future results. The investment return and principal value will fluctuate, so that the value of your shares, when redeemed, may be worth more or less than their original cost. This fluctuation in value is illustrated on a quarterly basis in the bar graph at the top of this page. Income & capital gains distributions are also included in the Prospectus, or call 800.249.6927 for the most recent annual or semi-annual report, or view it in Adobe format on the index page.

     IPS New Frontier Fund is a non-diversified open-end management company registered with the SEC. The Adviser, Underwriter and Distributor of the Fund is IPS Advisory, Inc., an SEC Registered Investment
     Advisor.


================================================================================

  Copyright 1998-2000, IPS Advisory, Inc., Fund Advisor. All rights reserved.